UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-03235
                                                     ---------

                          FMI Common Stock Fund, Inc.
                               ------------------
               (Exact name of registrant as specified in charter)

                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                 Ted D. Kellner
                           Fiduciary Management, Inc.
                     100 East Wisconsin Avenue, Suite 2200
                              Milwaukee, WI  53202
                               ------------------
                    (Name and address of agent for service)

                                  414-226-4555
                                  ------------
               Registrant's telephone number, including area code


Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: JUNE 30, 2005
                          -------------

Item 1. Schedule of Investments.

FMI Common Stock Fund, Inc.

SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)

      SHARES OR
   PRINCIPAL AMOUNT                                                 VALUE
   ----------------                                                 -----
COMMON STOCKS -- 93.0% (A)<F3>

COMMERCIAL SERVICES SECTOR -- 13.5%
-----------------------------------
               ADVERTISING/MARKETING SERVICES -- 2.7%
     362,900   ADVO, Inc.                                        $ 11,558,365

               MISCELLANEOUS COMMERCIAL SERVICES -- 6.1%
     224,300   ABM Industries Inc.                                  4,373,850
     288,300   FTI Consulting, Inc.*<F4>                            6,025,470
     203,100   G & K Services, Inc.                                 7,662,963
     263,000   Global Imaging Systems, Inc.*<F4>                    8,379,180
                                                                 ------------
                                                                   26,441,463
               PERSONNEL SERVICES -- 4.7%
   1,143,600   MPS Group, Inc.*<F4>                                10,772,712
     375,000   Watson Wyatt & Company Holdings                      9,611,250
                                                                 ------------
                                                                   20,383,962
CONSUMER DURABLES SECTOR -- 2.8%
--------------------------------
               TOOLS & HARDWARE -- 2.8%
     355,300   Snap-on Inc.                                        12,186,790

CONSUMER NON-DURABLES SECTOR -- 4.7%
------------------------------------
               APPAREL/FOOTWEAR -- 3.2%
     345,000   Liz Claiborne, Inc.                                 13,717,200

               FOOD: SPECIALTY/CANDY -- 1.5%
     152,000   Lancaster Colony Corp.                               6,523,840

CONSUMER SERVICES SECTOR -- 1.0%
--------------------------------
               PUBLISHING: NEWSPAPERS -- 1.0%
     254,200   Journal Communications, Inc.                         4,270,560

DISTRIBUTION SERVICES SECTOR -- 11.2%
-------------------------------------
               ELECTRONICS DISTRIBUTORS -- 4.6%
     515,400   Arrow Electronics, Inc.*<F4>                        13,998,264
     139,100   ScanSource, Inc.*<F4>                                5,972,954
                                                                 ------------
                                                                   19,971,218
               MEDICAL DISTRIBUTORS -- 1.6%
     545,900   PSS World Medical, Inc.*<F4>                         6,796,455

               WHOLESALE DISTRIBUTORS -- 5.0%
     117,000   School Specialty, Inc.*<F4>                          5,440,500
     331,500   United Stationers Inc.*<F4>                         16,276,650
                                                                 ------------
                                                                   21,717,150
ELECTRONIC TECHNOLOGY SECTOR -- 5.7%
------------------------------------
               COMPUTER PERIPHERALS -- 3.4%
     376,700   Imation Corp.                                       14,612,193

               ELECTRONIC EQUIPMENT/INSTRUMENTS -- 2.3%
     556,500   Paxar Corp.*<F4>                                     9,877,875

ENERGY MINERALS SECTOR -- 4.1%
------------------------------
               OIL & GAS PRODUCTION -- 4.1%
     193,800   Newfield Exploration Co.*<F4>                        7,730,682
     337,600   St. Mary Land & Exploration Co.                      9,783,648
                                                                 ------------
                                                                   17,514,330
FINANCE SECTOR -- 8.8%
----------------------
               INSURANCE BROKERS/SERVICES -- 2.9%
     451,400   Arthur J. Gallagher & Co.                           12,246,482

               LIFE/HEALTH INSURANCE -- 3.2%
     325,000   Protective Life Corp.                               13,721,500

               PROPERTY/CASUALTY INSURANCE -- 2.7%
     465,000   Old Republic International Corp.                    11,759,850

HEALTH TECHNOLOGY SECTOR -- 3.1%
--------------------------------
               MEDICAL SPECIALTIES -- 3.1%
     357,900   Sybron Dental Specialties, Inc.*<F4>                13,464,198

INDUSTRIAL SERVICES SECTOR -- 2.8%
----------------------------------
               ENVIRONMENTAL SERVICES -- 2.8%
     340,000   Republic Services, Inc.                             12,243,400

PROCESS INDUSTRIES SECTOR -- 17.1%
----------------------------------
               CHEMICALS: MAJOR DIVERSIFIED -- 2.8%
     425,900   Engelhard Corp.                                     12,159,445

               CHEMICALS: SPECIALTY -- 2.8%
     330,500   Albemarle Corp.                                     12,053,335

               CONTAINERS/PACKAGING -- 6.4%
     306,000   AptarGroup, Inc.                                    15,544,800
     454,000   Bemis Company, Inc.                                 12,049,160
                                                                 ------------
                                                                   27,593,960
               INDUSTRIAL SPECIALTIES -- 3.0%
      62,000   Minerals Technologies Inc.                           3,819,200
     184,900   Valspar Corp.                                        8,928,821
                                                                 ------------
                                                                   12,748,021
               TEXTILES -- 2.1%
     280,000   Albany International Corp.                           8,990,800

PRODUCER MANUFACTURING SECTOR -- 5.2%
-------------------------------------
               BUILDING PRODUCTS -- 2.7%
     304,100   York International Corp.                            11,555,800

               ELECTRICAL PRODUCTS -- 1.4%
     239,800   Acuity Brands, Inc.                                  6,160,462

               INDUSTRIAL MACHINERY -- 1.1%
     119,900   IDEX Corp.                                           4,629,339

RETAIL TRADE SECTOR -- 3.6%
---------------------------
               FOOD RETAIL -- 3.6%
     551,200   Casey's General Stores, Inc.                        10,924,784
     181,800   Ruddick Corp.                                        4,641,354
                                                                 ------------
                                                                   15,566,138
TECHNOLOGY SERVICES SECTOR -- 4.5%
----------------------------------
               DATA PROCESSING SERVICES -- 4.5%
     703,700   The BISYS Group, Inc.*<F4>                          10,513,278
     482,800   eFunds Corp.*<F4>                                    8,685,572
                                                                 ------------
                                                                   19,198,850
TRANSPORTATION SECTOR -- 4.9%
-----------------------------
               AIR FREIGHT/COURIERS -- 1.9%
     377,000   Pacer International, Inc.*<F4>                       8,214,830

               TRUCKING -- 3.0%
     662,000   Werner Enterprises, Inc.                            13,001,680
                                                                 ------------
                   Total common stocks                            400,879,491
                     (Cost $334,652,110)

SHORT-TERM INVESTMENTS -- 7.3% (A)<F3>
               COMMERCIAL PAPER -- 2.1%
 $ 9,000,000   Toyota Motor Credit Corp.,
                 2.93%, due 7/08/05                                 8,994,873
                   Total commercial paper
                     (Cost $8,994,873)

               VARIABLE RATE DEMAND NOTES   5.2%
  16,299,041   U.S. Bank, N.A., 3.08%                              16,299,041
   6,000,000   Wisconsin Corporate Central
                 Credit Union, 3.00%                                6,000,000
                                                                 ------------
                   Total variable rate demand notes                22,299,041
                     (Cost $22,299,041)                          ------------

                   Total short-term investments                    31,293,914
                     (Cost $31,293,914)                          ------------

                   Total investments - 100.3%                     432,173,405
                     (Cost $365,946,024)                         ------------
                                                                 ------------
               Liabilities, less cash and
                 receivables -- (0.3%) (A)<F3>                     (1,053,155)
                                                                 ------------
                   TOTAL NET ASSETS - 100.0%                     $431,120,250
                                                                 ------------
                                                                 ------------

(A)<F3>   Percentages for the various classifications relate to net assets.
  *<F4>   Non-income producing security.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Common Stock Fund, Inc.
                  ---------------------------

     By (Signature and Title) /s/Ted D. Kellner
                              -----------------
                              Ted D. Kellner, President

     Date August 18, 2005
          ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Ted D. Kellner
                              -----------------
                              Ted D. Kellner, President

     Date  August 18, 2005
           ---------------

     By (Signature and Title) /s/Ted D. Kellner
                              -----------------
                              Ted D. Kellner, Treasurer

     Date  August 18, 2005
           ---------------